FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FAIR VALUE MEASUREMENTS
Note 4. Fair Value Measurements
The table below presents the Company’s financial assets and liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government money market funds	$26,054	$—	$—	$26,054
Mutual funds	5,190	—	—	5,190
U.S. Government treasury securities	30,058	—	—	30,058

Total assets, measured at fair value	$61,302	$—	$—	$61,302

Liabilities:
Pay-to-Play convertible notes	$—	$—	$15,977	$15,977
2023 Convertible notes	—	—	148,551	148,551
Warrant liabilities	—	—	7,755	7,755

Total liabilities, measured at fair value	$—	$—	$172,283	$172,283

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

Level 1 instruments consisted of U.S. Government money market funds because they were valued using quoted prices in active markets and can be redeemed on any business days with an intermediary.
Level 3 instruments consisted of the Company’s
Pay-to-Play
Convertible Notes (“P2P Notes”), the 2023 Convertible Notes, and warrant liabilities comprised of the Company’s Series D Shadow preferred stock warrants, Series
D-2
Shadow preferred stock warrants, the warrants issued with the P2P Notes and the 2023 Convertible Notes, and the pre-funded
common stock warrants (see Notes 7 and 8). The Company has elected to apply the fair value option to measure all convertible notes due to the nature of their embedded features.
Changes in the fair value measurement of Level 3 liabilities related to unrealized gains (losses) resulting from remeasurement of the Company’s outstanding convertible notes and warrant liabilities (see Notes 7 and 8). The respective changes for remeasurement are reflected in the change in fair value of convertible notes and change in fair value of warrant liabilities in the accompanying condensed consolidated statements of operations.

The change in the fair value of the Level 3 liabilities during the three and nine months ended September 30, 2024 and 2023 was as follows (in thousands):

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Three months ended September 30, 2024:
Balance at June 30, 2024	$16,042	$133,088	$7,665	$156,795
Change in estimated fair value	(65)	15,463	90	15,488

Balance at September 30, 2024	$15,977	$148,551	$7,755	$172,283

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Nine months ended September 30, 2024:
Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435
Issuance of 2023 convertible note warrants and related warrants	—	105,902	4,816	110,718
Issuance of Pre-funded common stock warrants	—	—	464	464
Change in estimated fair value	1,336	24,585	(1,255)	24,666

Balance at September 30, 2024	$15,977	$148,551	$7,755	$172,283

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Three months ended September 30, 2023:
Balance at June 30, 2023	$13,763	$—	$2,227	$15,990
Issuance of convertible notes and related warrants	—	7,275	1,125	8,400
Change in estimated fair value	398	1,241	(327)	1,312

Balance at September 30, 2023	$14,161	$8,516	$3,025	$25,702

	Pay-to-Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Nine months ended September 30, 2023:
Balance at December 31, 2022	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Issuance of convertible notes and related warrants	—	7,275	1,125	8,400
Change in estimated fair value	2,305	1,241	745	4,291

Balance at September 30, 2023	$14,161	$8,516	$3,025	$25,702

The Company’s convertible notes and related warrants were classified within level 3 of the fair value hierarchy because there was no active market for the liabilities or similar instruments.
There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy during the three and nine months ended September 30, 2024 and 2023. Certain existing investors invested in P2P Notes during the nine months ended September 30, 2023, and accordingly, their common stock warrants were converted into Series D Shadow preferred stock warrants and reclassified as warrant liabilities (see Notes 7, 8 and 13).

Note 4. Fair Value Measurements
The table below presents the Company’s financial liabilities measured at fair value on a recurring basis aggregated by the level in the fair hierarchy (in thousands):

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Pay-to-Play convertible notes	$—	$—	$14,641	$14,641
2023 Convertible notes	—	—	18,064	18,064
Warrant liabilities	—	—	3,730	3,730

Total liabilities, measured at fair value	$—	$—	$36,435	$36,435

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Pay-to-Play convertible notes	$—	$—	$3,139	$3,139
Warrant liabilities	—	—	529	529

Total liabilities, measured at fair value	$—	$—	$3,668	$3,668

Level 3 instruments consisted of the Company’s
Pay-to-Play
Convertible Notes (“P2P Notes”), the 2023 Convertible Notes, and warrant liabilities comprised of the Company’s Series D Shadow preferred stock warrants, Series
D-2
Shadow preferred stock warrants, and the warrants issued with the P2P Notes and the 2023 Convertible Notes (see Notes 8 and 9). The Company has elected to apply the fair value option to measure all convertible notes due to the nature of their embedded features.
Changes in the fair value measurement of Level 3 liabilities related to unrealized gains (losses) resulting from remeasurement each period and the effect of common stock warrants reinstated into Series D Shadow preferred stock warrants for existing investors who participated in the Company’s 2023 fund raising efforts with the additional issuance of P2P Notes. For the year ended December 31, 2022, the change in fair value measurements includes the remeasurement of each instrument at the reporting date, the November 30, 2022 preferred stock to common stock conversion, and the effect of the exchange of warrants exercisable into common stock following the November 30, 2022 conversion event into warrants exercisable into Shadow preferred stock (the “Pull-Through Shadow Preferred Warrants”) for those investors who participated in the P2P Notes (see Notes 8 and 9).
The respective changes for remeasurement are reflected in the change in fair value of convertible notes and change in fair value of warrant liabilities in the accompanying consolidated statements of operations.
The change in the fair value of the Level 3 liabilities during the years ended December 31, 2023 and 2022 was as follows (in thousands):

	Pay-to Play Convertible notes	2023 Convertible notes	Warrant liabilities	Total
Balance at January 1, 2022	$—	$—	$1,314	$1,314
Issuance of Series D-2 Preferred Stock warrants	—	—	1,634	1,634
Issuance of Pay-to-Play convertible notes	2,961	—	—	2,961
Change in estimated fair value	500	—	(2,687)	(2,187)
Conversion of preferred stock to common stock and reclassified to equity	—	—	(54)	(54)
Issuance of Pay-to-Play convertible note warrants	(322)	—	322	—

Balance at December 31, 2022	$3,139	$—	$529	$3,668
Reinstatement of common stock warrants as preferred stock warrants	—	—	61	61
Issuance of Pay-to-Play convertible notes and related warrants	8,717	—	565	9,282
Common rights offering	142	—	—	142
Issuance of 2023 convertible notes and related warrants	—	11,175	1,125	12,300
Issuance of Pre-funded common stock warrants	—	—	505	505
Change in estimated fair value	2,643	6,889	945	10,477

Balance at December 31, 2023	$14,641	$18,064	$3,730	$36,435

The Company’s convertible notes and related warrants were classified within level 3 of the fair value hierarchy because there was no active market for the liabilities or similar instruments.
There were no transfers between Level 1, Level 2, or Level 3 of the fair value hierarchy during the years ended December 31, 2023 and 2022. Given the impact of the
Pay-to-Play
convertible notes, those investors who did not participate in the convertible notes round during the year ended December 31, 2022 had their preferred stock warrants converted into common stock warrants and were reclassified into equity as of December 31, 2022. For existing investors who invested in P2P Notes during the year ended December 31, 2023, their common stock warrants were converted into Series D Shadow preferred stock warrants and reclassified as warrant liabilities (see Notes 8, 9 and 14).

BURTECH ACQUISITION CORP [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
FAIR VALUE MEASUREMENTS
NOTE 8. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	September 30, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$49,915,251	$49,915,251	$—	$—
Liabilities:
Derivative Liability – Backstop Subscription Agreement	$446,776	$—	$—	$446,776

	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$71,432,177	$71,432,177	$—	$—

	$71,432,177	$71,432,177	$—	$—

The Backstop Subscription Agreement is valued using Probability Weighted Expected Return Model (“PWERM”). The PWERM is a multistep process in which value is estimated based on the probability- weighted present value of various future outcomes. The estimated fair value of the Backstop Subscription Agreement liability is determined using Level 3 inputs. Inherent in the pricing models are assumptions related to expected share-price volatility, expected life and risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the Backstop Subscription Agreement. The expected life of the Backstop Subscription Agreement is assumed to be equivalent to its remaining contractual term. The initial fair value of the Backstop Subscription Agreement as of April 22, 2024, was $361,124. The fair value of the Backstop Subscription Agreement as of September 30, 2024 was $446,776, which resulted in a change in fair value of the Backstop Subscription Agreement of $89,929 for the three months and nine months ended September 30, 2024.

The key inputs of the models used to value the Company’s Backstop Subscription Agreement were as follows:

Inputs	Initial Measurement date of April 22, 2024	September 30, 2024
Stock Price	$11.05	$11.28
Risk-Free Rate	5.39%	4.83%
Weighted Terms	0.48	0.17
Market Implied Likelihood of Initial Business Combination	10.35%	12.1%
The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis for the three and nine months ended September 30, 2024:

Subscription Purchase Agreement
Fair Value as of January 1, 2024	$—
Initial Measurement on April 22, 2024	361,124
Change in Fair Value	(4,277)
Fair Value as of June 30, 2024	356,847
Change in Fair Value	89,929
Fair Value as of September 30, 2024	$446,776

NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$71,432,177	$71,432,177	$—	$—

	$71,432,177	$71,432,177	$—	$—

	December 31, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market Funds held in Trust Account	$295,802,694	$295,802,694	$—	$—

	$295,802,694	$295,802,694	$—	$—